Note 2 - Summary of significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Summary of significant accounting policies (Details) [Line Items]
Reserve for Bad Debts, Percentage of Accounts Receivable	2.00%
Valuation Reserve, Percentage of Inventory	10.00%
Net Tax Loss Subject to Carryover	$ 3,521,421
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	21.00%
Deferred Tax Assets, Valuation Allowance	$ 754,201
Open Tax Year		2015	2015	2016
Minimum [Member]
Note 2 - Summary of significant accounting policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Note 2 - Summary of significant accounting policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years